Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Deferred tax assets
Tax losses	$ 41,647	$ 31,028
Others	1,448	1,267
Total deferred tax assets	43,095	32,295
Less: Valuation allowance	(42,414)	(31,662)	$ (23,244)	$ (20,145)
Deferred tax assets	681	633
Deferred tax liabilities
Undistributed earnings from PRC entities	4,937	4,332
Others	115	120
Deferred tax liabilities	$ 5,052	$ 4,452